Taxation - Tax Credited/(Charged) Relating to Components of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax relating to components of other comprehensive income [abstract]
Change in value of available-for-sale financial assets, Before tax		¥ (7)	¥ 32
Change in value of financial assets at FVOCI, Before tax	¥ (168)
Currency translation differences, Before tax	1,160	(735)	774
Share of other comprehensive income/(loss) of investments accounted for using the equity method, Before tax	1,248	(1,038)	(1,059)
Other comprehensive income/(loss), Before tax	2,240	(1,780)	(253)
Change in value of available-for-sale financial assets, Tax credited/(charged)		2	(8)
Change in value of financial assets at FVOCI, Tax credited/(charged)	0	0	0
Currency translation differences, Tax credited/(charged)	0	0	0
Share of other comprehensive income/(loss) of investments accounted for using the equity method, Tax credited/(charged)	0	0	0
Other comprehensive income/(loss), Tax credited/(charged)		2	(8)
Change in value of available-for-sale financial assets, After tax		(5)	24
Change in value of financial assets at FVOCI, After tax	(168)
Currency translation differences, After tax	1,160	(735)	774
Share of other comprehensive income/(loss) of investments accounted for using the equity method, After tax	1,248	(1,038)	(1,059)
Other comprehensive income/(loss), After tax	2,240	(1,778)	(261)
Tax credited/(charged) relating to components of other comprehensive income, Tax credited/(charged)
Current tax	¥ 0	0	0
Deferred tax		2	(8)
Other comprehensive income/(loss), Tax credited/(charged)		¥ 2	¥ (8)